Investor P Shares [Member] Average Annual Total Returns - Investor P	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Investor P Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	4.65%	8.73%
Investor P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.69%	3.60%	7.70%
Investor P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	3.37%	6.80%